SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of Revenue Classified by Geographical Destination) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 20,482	$ 15,786	$ 21,987
North America [Member]
Segment Reporting Information [Line Items]
Revenues	1,687	3,850	3,242
Europe [Member]
Segment Reporting Information [Line Items]
Revenues	4,044	2,970	6,371
Asia (Excluding Philippines) [Member]
Segment Reporting Information [Line Items]
Revenues	435	1,534	2,821
Philippines [Member]
Segment Reporting Information [Line Items]
Revenues	3,173	1,292	1,440
South America (Excluding Brazil) [Member]
Segment Reporting Information [Line Items]
Revenues	4,579	2,848	2,308
Brazil [Member]
Segment Reporting Information [Line Items]
Revenues	5,469	1,896	5,234
Other [Member]
Segment Reporting Information [Line Items]
Revenues	$ 1,095	$ 1,396	$ 571